Biological assets (Details) - Schedule of quantitative data about cattle raising activity - Heads of cattle [Member] - BRL (R$) R$ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Biological assets (Details) - Schedule of quantitative data about cattle raising activity [Line Items]
Total number of cattle	R$ 14,805	R$ 15,064
Consumable Cattle [Member]
Biological assets (Details) - Schedule of quantitative data about cattle raising activity [Line Items]
Total number of cattle	4,322	2,624
Production Cattle [Member]
Biological assets (Details) - Schedule of quantitative data about cattle raising activity [Line Items]
Total number of cattle	R$ 10,483	R$ 12,440